Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements of Comprehensive Income [Abstract]
Net income	$ 687	$ 2,219	$ 832
Components of other comprehensive income that will be reclassified subsequently to net income
Foreign currency translation differences	80	(146)	(105)
Change in fair value of cash flow hedges transferred to the statement of income	59	101	(15)
Effective portion of the change in fair value of cash flow hedges	(41)	(119)	13
Tax relating to items that will be reclassified subsequently to net income	(4)	4	0
Total	94	(160)	(107)
Components of other comprehensive income that will not be reclassified to net income
Net changes of investments at fair value through other comprehensive income	0	0	155
Actuarial gains from defined benefit plans	33	83	85
Tax relating to items that will not be reclassified to net income	(8)	(12)	(44)
Total	25	71	196
Total comprehensive income	806	2,130	921
Comprehensive income attributable to the non-controlling interests	35	40	54
Comprehensive income attributable to the shareholders of the Company	$ 771	$ 2,090	$ 867